PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant, and Equipment Disclosure [Line Items]
Depreciation and amortization expenses of property and equipment	$ 7,057	$ 6,397	$ 4,078
Direct costs related to headquarters building construction capitalized as construction in progress	$ 15,412